Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Other financial assets	₩ 1,617,956	₩ 1,727,623
Ustream Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from the disposal of Subsidiary	60,978	₩ 59,660
Money Market Wrap and Money Market Trust [member] | Ustream Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	₩ 610,862